Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Liabilities
Accrued salaries and welfare		10,031	10,216
Accrued advertising expenses		2,386	7,447
Accrued network support expenses		551	176
Business and other tax payable		2,800	2,549
Professional and other service fees		3,661	6,166
Others		4,029	2,263
Accrued expenses and other liabilities	$ 3,765	23,458	28,817